LONG-TERM DEBT - Principal payments due (Details) - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal payments due
Total payments due	$ 238,314	$ 228,147
Term loan
Principal payments due
Remainder of fiscal 2021	3,558
2022	14,234	13,042
2023	14,234	13,042
2024	14,234	13,042
2025	192,054	13,042
2025		175,979
Total payments due	$ 238,314	$ 228,147	$ 232,191